Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following at December 31, 2015 and 2014 (in thousands):

	Estimated useful life (in years)	December 31, 2015	December 31, 2014
Laboratory equipment	5	$1,769	$1,544
Computer, telephone and office equipment	3	211	175
Software	3	84	88
Leasehold improvements	Lesser of useful life or remaining lease term	6,496	6,392
		8,560	8,199
Less accumulated depreciation and amortization		(6,214)	(5,915)
		$2,346	$2,284

Depreciation and amortization expense was charged to operations in the amounts of $0.8 million, $1.1 million and $1.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.